Inventories (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Inventory Disclosure [Abstract]
Broadband related products	$ 638	¥ 4,431	¥ 13,539